PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed Balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532
Ordinary shares, shares outstanding	130,091,977	132,994,201
Treasury stock, shares	12,261,555	9,359,331
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532
Ordinary shares, shares outstanding	130,091,977	132,994,201
Treasury stock, shares	12,261,555	9,359,331